Loan to a SPAC I (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Jun. 12, 2023
Loan to a SPAC I [Abstract]
Aggregate principal amount		$ 560,000
Outstanding under the loan	$ 140,000